GMO Systematic Investment Grade Credit ETF Annual Fund Operating Expenses - GMO Systematic Investment Grade Credit ETF - Systematic Investment Grade ETF	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%